Stock-Based Compensation Company's Stock-Based Compensation Expense (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock option expense	$ 1,269	$ 295	$ 184
Research and Development Expense [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock option expense	153	48	28
Selling and Marketing Expense [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock option expense	786	181	114
General and Administrative Expense [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock option expense	$ 330	$ 66	$ 42